Expenses from Continuing Operations - Schedule of Consultants and Professional Services (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consultants and professional services
Taxation advisors	$ (21,125)	$ (135)
Strategy advisors	(97,700)
Legal fees	(562,427)	(138,478)
Accounting fees	(92,155)
General	(198,603)
Total consultants and professional services	$ (972,010)	$ (138,613)